Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS

Supplement dated June 12, 2012 which replaces and supersedes the supplement dated February 16, 2012 to the Prospectus dated December 29, 2011

On June 1, 2012, M&I Investment Management Corp. (IMC), the investment adviser to the BMO Funds (Funds) and a wholly-owned subsidiary of BMO Financial Corp. (BFC), merged with and into Harris Investment Management, Inc. (HIM), another wholly-owned subsidiary of BFC, and the combined entity was renamed BMO Asset Management Corp. Accordingly, all references to M&I Investment Management Corp. and Adviser are hereby replaced with BMO Asset Management Corp.

In addition, HIM Monegy, Inc., sub-adviser to the Monegy High Yield Bond Fund, changed its name to Monegy, Inc. All references to HIM Monegy, Inc. are replaced with Monegy, Inc.

Also effective June 1, 2012, BMO Asset Management Corp. assumed the responsibilities of Marshall & Ilsley Trust Company N.A. (M&I Trust) as the Funds’ shareholder servicing agent and administrator. Accordingly all references to M&I Trust as the entity providing those services are hereby replaced with BMO Asset Management Corp.

Portfolio Manager Information

The information in the Prospectus under “Fund Summary — BMO Large-Cap Value Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Daniel Sido, Jason Hans and Ernesto Ramos, Ph.D. co-manage the Fund. Mr. Sido is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Sido, a Managing Director and a Portfolio Manager of the Adviser, joined HIM in 1994 and has co-managed the Fund since February 2012. Mr. Hans, a Director and a Portfolio Manager of the Adviser, joined HIM in 2008 and has co-managed the Fund since February 2012. Dr. Ramos, a Managing Director and a Portfolio Manager of the Adviser, joined HIM in 2004 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary – BMO Dividend Income Fund – Management of the Fund – Portfolio Manager” is replaced with the following:

Portfolio Manager. Daniel P. Brown, a Director and a Portfolio Manager of the Adviser, joined IMC in 1997 and has managed the Fund since its inception.

The information in the Prospectus under “Fund Summary — BMO Large-Cap Growth Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Jason Hans, Daniel Sido and Ernesto Ramos, Ph.D. co-manage the Fund. Mr. Hans is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Hans, a Director and a Portfolio Manager of the Adviser, joined HIM in 2008 and has co-managed the Fund since February 2012. Mr. Sido, a Managing Director and a Portfolio Manager of the Adviser, joined HIM in 1994 and has co-managed the Fund since February 2012. Dr. Ramos, a Managing Director and a Portfolio Manager of the Adviser, joined HIM in 2004 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary – BMO Large-Cap Focus Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. Carl Goldsmith and Marla Ryan co-manage the Fund. Mr. Goldsmith, a Managing Director of Delta Asset Management, an operating division of the Adviser, has co-managed the Fund since its inception in August 2010. Ms. Ryan, a Managing Director of Delta Asset Management, has co-managed the Fund since its inception in August 2010.

The information in the Prospectus under “Fund Summary — BMO Mid-Cap Value Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Matthew B. Fahey, Gregory S. Dirkse and Brian J. Janowski co-manage the Fund. Mr. Fahey is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Fahey, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 1984 and has managed the Fund since June 1997. Mr. Dirkse, a Director and a Portfolio Manager of the Adviser, joined IMC in 1999 and has managed the Fund since March 2011. Mr. Janowski, a Director and a Portfolio Manager of the Adviser, joined IMC in 2008 and has managed the Fund since March 2011.

The information in the Prospectus under “Fund Summary — BMO Mid-Cap Growth Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Kenneth S. Salmon and Patrick M. Gundlach co-manage the Fund. Mr. Salmon, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 2000 and has co-managed the Fund since December 2004. Mr. Gundlach, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 2004 and has co-managed the Fund since July 2007.

The information in the Prospectus under “Fund Summary — BMO Small-Cap Value Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Matthew B. Fahey, Gregory S. Dirkse and Brian J. Janowski co-manage the Fund. Mr. Fahey is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Fahey, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 1984 and has managed the Fund since its inception. Mr. Dirkse, a Director and a Portfolio Manager of the Adviser, joined IMC in 1999 and has managed the Fund since its inception. Mr. Janowski, a Director and a Portfolio Manager of the Adviser, joined IMC in 2008 and has managed the Fund since its inception.

The information in the Prospectus under “Fund Summary — BMO Small-Cap Growth Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Kenneth S. Salmon and Patrick M. Gundlach co-manage the Fund. Mr. Salmon, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 2000 and has co-managed the Fund since December 2004. Mr. Gundlach, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 2004 and has co-managed the Fund since July 2007.

The information in the Prospectus under “Fund Summary — BMO Ultra Short Tax-Free Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Craig J. Mauermann and Duane A. McAllister co-manage the Fund. Mr. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 2004 and has co-managed the Fund since its inception in October 2009. Mr. McAllister, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 2007 and has co-managed the Fund since its inception in October 2009.

The information in the Prospectus under “Fund Summary — BMO Short-Term Income Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Peter J. Arts, Vincent S. Russo and Boyd R. Eager co-manage the Fund. Mr. Arts is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts, a Managing Director and a Portfolio Manager of the Adviser, joined HIM in 1994 and has co-managed the Fund since February 2012. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2002 and has managed or co-managed the Fund since April 2010. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined HIM in 1996 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Short-Intermediate Bond Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Jason D. Weiner, Vincent S. Russo and Andrew Reed co-manage the Fund. Mr. Weiner is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Weiner, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 1993 and has managed or co-managed the Fund since October 2001. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2002 and has co-managed the Fund since February 2012. Mr. Reed, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2001 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Intermediate Tax-Free Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. John D. Boritzke and Duane A. McAllister co-manage the Fund. Mr. Boritzke, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 1983 and has managed the Fund since its inception in 1994. Mr. McAllister, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 2007 and has co-managed the Fund since June 2007.

The information in the Prospectus under “Fund Summary — BMO Government Income Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Jason D. Weiner, David Komberec, Daniel Byrne and Daniela Mardarovici co-manage the Fund. Mr. Weiner is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Weiner, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 1993 and has co-managed the Fund since October 2001. Mr. Komberec, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2004 and has co-managed the Fund since February 2012. Mr. Byrne, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2010 and has co-managed the Fund since February 2012. Ms. Mardarovici, a Director and a Portfolio Manager of the Adviser, joined HIM in 2005 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO TCH Corporate Income Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Tere Alvarez Canida, Alan M. Habacht, William J. Canida and Scott M. Kimball co-manage the Fund. Ms. Alvarez Canida, President and Managing Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Mr. Habacht, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1987. Mr. Canida, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Mr. Kimball, a Portfolio Manager of TCH, has co-managed the Fund since February 2012 and has been with TCH since 2007.

The information in the Prospectus under “Fund Summary — BMO Aggregate Bond Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Jason D. Weiner, Vincent S. Russo and Daniel Byrne co-manage the Fund. Mr. Weiner is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Weiner, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 1993 and has managed or co-managed the Fund since October 2001. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2002 and has co-managed the Fund since February 2012. Mr. Byrne, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2010 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO TCH Core Plus Bond Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Tere Alvarez Canida, Alan M. Habacht, William J. Canida and Scott M. Kimball co-manage the Fund. Ms. Alvarez Canida, President and Managing Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Mr. Habacht, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1987. Mr. Canida, Vice President and Principal of TCH, has co-managed the Fund since its inception in December 2008 and has been with TCH since 1985. Mr. Kimball, a Portfolio Manager of TCH, has co-managed the Fund since February 2012 and has been with TCH since 2007.

The information in the Prospectus under “Fund Summary — BMO Government Money Market Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Peter J. Arts, Boyd R. Eager and Genevieve C. Lynkiewicz co-manage the Fund. Mr. Arts is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts, a Managing Director and a Portfolio Manager of the Adviser, joined HIM in 1994 and has co-managed the Fund since February 2012. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined HIM in 1996 and has co-managed the Fund since February 2012. Ms. Lynkiewicz, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2007 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Tax-Free Money Market Fund — Management of the Fund — Portfolio Manager” is replaced with the following:

Portfolio Manager. Craig J. Mauermann, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 2004 and has managed the Fund since its inception in September 2004.

The information in the Prospectus under “Fund Summary — BMO Prime Money Market Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers. Peter J. Arts, Boyd R. Eager and Genevieve C. Lynkiewicz co-manage the Fund. Mr. Arts is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts, a Managing Director and a Portfolio Manager of the Adviser, joined HIM in 1994 and has co-managed the Fund since February 2012. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined HIM in 1996 and has co-managed the Fund since February 2012. Ms. Lynkiewicz, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2007 and has co-managed the Fund since February 2012.

Management of the BMO Funds and Adviser’s Background

The last sentence in the first paragraph under “BMO Funds Information – Management of the BMO Funds” is replaced with the following:

The Adviser’s address is 115 S. LaSalle Street, Chicago, IL 60603.

The information in the Prospectus under “BMO Funds Information — Adviser’s Background” is replaced with the following:

Adviser’s Background. The Adviser is a registered investment adviser and a wholly-owned subsidiary of BMO Financial Corp., a financial services company headquartered in Chicago, Illinois, and an indirect wholly-owned subsidiary of the Bank of Montreal (BMO), a Canadian bank holding company. On July 5, 2011, BMO acquired IMC’s parent company, Marshall & Ilsley Corporation. As a result of the transaction, Marshall Funds, Inc. began doing business as BMO Funds. As of August 31, 2011, IMC had approximately $22.5 billion in assets under management, of which approximately $8.7 billion was in the BMO Funds’ assets, and has managed investments for individuals and institutions since 1973. IMC had managed the BMO Funds, previously known as Marshall Funds, since 1992. BMO Asset Management Corp., the successor to IMC following an internal restructuring, continues to serve as the investment adviser to the Funds.

The information regarding the BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Large-Cap Focus Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Growth Fund, BMO Ultra Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Short-Intermediate Bond Fund, BMO Intermediate Tax Free Fund, BMO Government Income Fund, TCH Corporate Income Fund, BMO Aggregate Bond Fund, TCH Core Plus Bond Fund, BMO Government Money Market Fund, BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund in the Prospectus under “BMO Funds Information – Portfolio Managers” is replaced with the following:

Daniel L. Sido, Jason Hans and Ernesto Ramos, Ph.D. co-manage the LARGE-CAP VALUE FUND and the LARGE-CAP GROWTH FUND. Mr. Sido is the lead portfolio manager of the LARGE-CAP VALUE FUND and Mr. Hans is the lead portfolio manager of the LARGE-CAP GROWTH FUND, but all members of the team share investment decision making responsibilities with respect to each Fund. Mr. Sido, a Managing Director, a Portfolio Manager, and Chief Investment Strategist of the Adviser, joined HIM in 1994 and has co-managed each Fund since February 2012. Mr. Hans, a Director and a Portfolio Manager of the Adviser, joined HIM in 2008 and has co-managed each Fund since February 2012. Prior to 2008, Mr. Hans was a Managing Director and Head of Research for Quantitative Services Group, an independent quantitative research and model construction firm. He is a CFA Charterholder. Dr. Ramos, a Managing Director, a Portfolio Manager and Head of Equities of the Adviser, joined HIM in 2004 and has co-managed each Fund since February 2012.

Daniel P. Brown has managed the DIVIDEND INCOME FUND since its inception. Mr. Brown, a Director and Portfolio Manager of the Adviser, joined IMC in 1997. Mr. Brown is a CFA Charterholder and a member of the Milwaukee Investment Analysts Society and the Chicago Quantitative Alliance.

Carl Goldsmith and Marla Ryan have co-managed the LARGE-CAP FOCUS FUND since its inception in August 2010 and share investment decision making responsibilities with respect to the Fund. Mr. Goldsmith is a Managing Director of Delta Asset Management, an operating division of the Adviser. Mr. Goldsmith is a founding member of Delta Asset Management, formed in 1991 as part of Furman Selz Capital Management. Ms. Ryan is a Managing Director of Delta Asset Management and joined Delta Asset Management in 1998. Ms. Ryan is a CFA Charterholder.

Kenneth S. Salmon and Patrick M. Gundlach co-manage the MID-CAP GROWTH FUND and the SMALL-CAP GROWTH FUND and have equal investment decision-making responsibilities with respect to the Funds. Mr. Salmon has co-managed the Funds since December 2004. He is a Managing Director and a Portfolio Manager of the Adviser and joined IMC in 2000. Mr. Gundlach has co-managed the Funds since July 2007. He is a Managing Director and a Portfolio Manager of the Adviser and joined IMC in 2004. He has provided analytical support to the Funds since 2004.

Peter J. Arts, Vincent S. Russo and Boyd R. Eager co-manage the SHORT-TERM INCOME FUND. Mr. Arts is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts, a Managing Director, a Portfolio Manager, and Head of Fixed Income of the Adviser, joined HIM in 1994 and has co-managed the Fund since February 2012. Mr. Arts has also co-managed the GOVERNMENT MONEY MARKET FUND and the PRIME MONEY MARKET FUND since February 2012. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2002 and has managed or co-managed the Fund since April 2010. Mr. Russo has also co-managed the AGGREGATE BOND FUND since February 2012. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined HIM in 1996 and has co-managed the Fund since February 2012. Mr. Eager has also co-managed the GOVERNMENT MONEY MARKET FUND and the PRIME MONEY MARKET FUND since February 2012.

John D. Boritzke and Duane A. McAllister co-manage the INTERMEDIATE TAX-FREE FUND and have equal investment decision-making responsibilities with respect to the Fund. Mr. Boritzke has managed the Fund since its inception in 1994. He is a Managing Director and a Portfolio Manager of the Adviser responsible for tax-exempt fixed income portfolio management. Mr. Boritzke joined IMC in November 1983. He is a CFA Charterholder. Mr. McAllister has co-managed the INTERMEDIATE TAX-FREE FUND since June 2007. He has also co-managed the ULTRA SHORT TAX-FREE FUND since its inception in October 2009. Mr. McAllister, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 2007. Prior to joining the IMC, Mr. McAllister served in investment management positions with Belle Haven Investments, LP and Wells Fargo Funds Management, LLC.

Jason D. Weiner, David Komberec, Daniel Byrne and Daniela Mardarovici co-manage the GOVERNMENT INCOME FUND. Mr. Weiner is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Weiner, a Managing Director and a Portfolio Manager of the Adviser, joined IMC in 1993 and has managed or co-managed the Fund since April 2001. Mr. Weiner has also managed or co-managed the SHORT-INTERMEDIATE BOND FUND since October 2001 and the AGGREGATE BOND FUND since its inception in 2007. Mr. Komberec, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2004 and has co-managed the GOVERNMENT INCOME FUND since February 2012. Mr. Byrne, a Vice President and a Portfolio Manager of the Adviser, joined IMC in 2010 and has co-managed the GOVERNMENT INCOME FUND since February 2012. Mr. Byrne has also co-managed the AGGREGATE BOND FUND since February 2012. He is a CFA Charterholder. From 2004 to 2010, Mr. Byrne was a Vice President at Marshall & Ilsley Corporation, the former parent company of IMC, where he was responsible for managing the corporation’s investments. Ms. Mardarovici, a Director and a Portfolio Manager of the Adviser, joined HIM in 2005 and has co-managed the Fund since February 2012. She is a CFA Charterholder.

Peter J. Arts, Boyd R. Eager and Genevieve C. Lynkiewicz co-manage the GOVERNMENT MONEY MARKET FUND and the PRIME MONEY MARKET FUND. Mr. Arts is the lead portfolio manager but all members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arts, a Managing Director, a Portfolio Manager and Head of Fixed Income of the Adviser, joined HIM in 1994 and has co-managed each Fund since February 2012. Mr. Arts has also co-managed the SHORT-TERM INCOME FUND since February 2012. Mr. Eager, a Director and a Portfolio Manager of the Adviser, joined HIM in 1996 and has co-managed each Fund since February 2012. Mr. Eager has also co-managed the SHORT-TERM INCOME FUND since February 2012. Ms. Lynkiewicz, a Portfolio Manager of the Adviser, joined IMC in 2007 and has co-managed each Fund since February 2012. She is a CFA Charterholder.

Mr. Craig J. Mauermann has managed the TAX-FREE MONEY MARKET FUND since its inception in September 2004 and co-managed the ULTRA SHORT TAX-FREE FUND since its inception in October 2009. Mr. Mauermann, a Managing Director and Portfolio Manager of the Adviser, joined IMC in 2004.

TCH has managed the TCH CORPORATE INCOME FUND and the TCH CORE PLUS BOND FUND since each Fund’s inception in December 2008. Tere Alvarez Canida, Alan M. Habacht, William J. Canida and Scott M. Kimball co-manage the Funds on a team basis. All members of the team share investment decision making responsibilities with respect to the Funds. Ms. Alvarez Canida is President and Managing Principal of TCH and joined TCH in 1985. She is a CFA Charterholder. Mr. Habacht is a Vice President and Principal of TCH and joined TCH in 1987. Mr. Canida is a Vice President and Principal of TCH and joined TCH in 1985. Mr. Canida is a CFA Charterholder. Mr. Kimball is a Portfolio Manager of TCH and joined TCH in 2007. Mr. Kimball is a CFA Charterholder.

BMO Ultra Short Tax-Free Fund Investment Strategy and Principal Risks

The information in the Prospectus under “Fund Summary — BMO Ultra Short Tax-Free Fund — Principal Investment Strategies” and “Principal Risks” is modified as follows:

The Fund does not intend to invest in high yield municipal securities as part of its principal strategy. Therefore the sentence related to investing up to 20% of the Fund’s assets in such securities is deleted from the second sentence of the second paragraph under Principal Investment Strategies. The Fund will retain the ability to invest up to 10% of its assets in high yield municipal securities as a non-principal strategy. Similarly the paragraph titled “High Yield Securities Risks” is hereby deleted from the discussion of “Principal Risks” with respect to the Fund.

In addition, the chart under “Additional Information Regarding Principal Investment Strategies and Risks” is hereby amended to delete the check mark next to High Yield Securities with respect to the Fund.

BMO Large-Cap Value Fund — Investment Objective

The Board of Directors has determined to amend the Large-Cap Value Fund’s investment objective to more closely align the objective to the Fund’s investment strategy. Effective August 15, 2012, the investment objective of the Fund will be: “To provide capital appreciation.” Accordingly, effective August 15, 2012, the information in the Prospectus under “Fund Summary – BMO Large-Cap Value Fund – Investment Objective” is modified to eliminate the reference to “above average dividend income.”

Elimination of Redemption Fee for BMO Ultra Short Tax-Free Fund

Effective February 17, 2012, the 2.00% redemption fee relating to redemptions or exchanges of shares of the BMO Ultra Short Tax-Free Fund held less than 30 days after the purchase of such shares was eliminated. Accordingly, the Prospectus is revised as described below:

The table under “Fund Summary — BMO Ultra Short Tax-Free Fund — Fees and Expenses of the Fund” is replaced with the following:

	Class Y	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.20%
Distribution (12b-1) Fees	None	None
Other Expenses(1)	0.45%	0.20%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	0.66%	0.41%
Fee Waiver and Expense Reimbursement(3)	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	0.56%	0.31%

(1)	The expense information in the fee table has been restated to reflect that effective September 1, 2011, the Fund entered into a new transfer agency agreement.

(2)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(3)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business and Acquired Fund Fees and Expenses) from exceeding 0.55% for Class Y and 0.30% for Class I through July 6, 2013. The Adviser may not terminate this arrangement prior to July 6, 2013 unless the investment advisory agreement is terminated.

The sub-section entitled “How to Buy Shares — Redemption Fee” is replaced with the following:

Redemption Fee. Your redemption or exchange proceeds may be reduced by a redemption fee of 2.00% (other than with respect to the ULTRA SHORT TAX-FREE FUND and the MONEY MARKET FUNDS) if you redeem or exchange shares of a Fund less than 30 days after the purchase of such shares. The redemption fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in a Fund’s shares. See “How to Redeem and Exchange Shares — Will I Be Charged a Fee for Redemptions?”, “Additional Conditions for Redemption — Exchange Privilege” and “Additional Conditions for Redemptions — Frequent Traders” below.

The sub-section entitled “How to Redeem and Exchange Shares — Will I Be Charged a Fee for Redemptions?” is replaced with the following:

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than BMO Funds U.S. Services or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2.00% short-term redemption fee on shares (other than the shares of the ULTRA SHORT TAX-FREE FUND and the MONEY MARKET FUNDS) that have been held for less than 30 days when redeemed (other than shares acquired through reinvestments of capital gain or net income distributions), determined on a first-in, first-out basis. See “Additional Conditions for Redemptions — Frequent Traders” below.

The first paragraph under the sub-section entitled “Additional Conditions for Redemption — Exchange Privilege” is replaced with the following:

Exchange Privilege. You may exchange shares of a Fund for shares of the same class of any of the other BMO Funds free of charge, provided you meet the investment minimum of the Fund and you reside in a jurisdiction where Fund shares may be lawfully offered for sale. An exchange, if less than 30 days after purchase, may be subject to a 2.00% short-term redemption fee (other than in the case of the ULTRA SHORT TAX-FREE FUND and the MONEY MARKET FUNDS). See “Will I Be Charged a Fee for Redemptions?” An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction for federal income tax purposes.

The third paragraph under the sub-section entitled “Additional Conditions for Redemption — Frequent Traders” is replaced with the following:

Each Fund monitors and enforces the Market Timing Policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges;

•	selective monitoring of trade activity; and

•

the imposition of a 2.00% short-term redemption fee, if applicable, for redemptions or exchanges of shares of a Fund within 30 days after purchase of such shares, determined on a first-in, first-out basis.

Historical Performance of Similar Accounts — BMO Disciplined Dividend Income Composite

The Section entitled “Historical Performance of Similar Accounts — IMC Dividend Income Composite” is renamed “Historical Performance of Similar Accounts — BMO Disciplined Dividend Income Composite” and the reference to the “IMC Dividend Income Composite” in the first paragraph is replaced with “BMO Disciplined Dividend Income Composite.” The second footnote to the table under “Historical Performance of Similar Accounts — IMC Dividend Income Composite” is replaced with the following:

(2)	The Dividend Income Composite commenced operations on December 1, 2002. The Dividend Income Composite includes all of the Adviser’s discretionary accounts (including sub-advisory relationships) with substantially similar investment policies and strategies that have a minimum market value of approximately $100,000 and that have been managed by the Adviser for at least one full month.

Thank you for your investment in the BMO Funds. If you have any questions, please contact BMO Investor Services at 1-800-236-FUND (3863).

This supplement should be retained with your Prospectus for future reference.